Global Income Builder Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 56.3%

Security	Shares	Value
Auto Components — 0.4%
Bridgestone Corp.	18,472	$544,103
Cie Generale des Etablissements Michelin SCA	5,960	617,254

		$1,161,357

Automobiles — 0.4%
Daimler AG	27,774	$1,214,391

		$1,214,391

Banks — 2.9%
Banco Santander S.A.	337,433	$723,616
Bank of New York Mellon Corp. (The)	45,136	1,618,125
Canadian Imperial Bank of Commerce	17,173	1,188,885
Citigroup, Inc.	37,766	1,888,678
HDFC Bank, Ltd.	48,384	668,628
ING Groep NV	154,769	1,079,186
KeyCorp.	60,029	720,948

		$7,888,066

Beverages — 1.0%
Coca-Cola HBC AG	38,263	$996,130
Diageo PLC	45,735	1,673,472

		$2,669,602

Biotechnology — 0.4%
CSL, Ltd.	5,892	$1,146,010

		$1,146,010

Building Products — 0.5%
Assa Abloy AB, Class B	59,771	$1,319,516

		$1,319,516

Chemicals — 1.3%
BASF SE	5,001	$275,886
Brenntag AG	17,062	1,052,947
Chr. Hansen Holding A/S	9,083	1,036,484
Sika AG	5,362	1,178,203

		$3,543,520

Construction & Engineering — 0.0%(1)
Abengoa S.A., Class A(2)(3)	36,194	$687
Abengoa S.A., Class B(2)(3)	374,261	2,733

		$3,420

Security	Shares	Value
Construction Materials — 0.4%
CRH PLC	31,970	$1,163,980

		$1,163,980

Consumer Finance — 0.6%
Capital One Financial Corp.	10,453	$666,902
OneMain Holdings, Inc.	30,679	880,487

		$1,547,389

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(2)	12,218	$2,392,040
ORIX Corp.	132,993	1,438,334

		$3,830,374

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	89,351	$1,491,692

		$1,491,692

Electric Utilities — 2.0%
Endesa S.A.	35,503	$1,012,790
Iberdrola S.A.	136,402	1,763,035
NextEra Energy, Inc.	5,009	1,406,027
Red Electrica Corp. S.A.	69,949	1,363,641

		$5,545,493

Electrical Equipment — 0.9%
Melrose Industries PLC	805,470	$889,415
Schneider Electric SE	14,565	1,670,074

		$2,559,489

Electronic Equipment, Instruments & Components — 2.4%
CDW Corp.	9,164	$1,065,315
Halma PLC	23,772	675,215
Keyence Corp.	4,678	1,972,651
Murata Manufacturing Co., Ltd.	13,154	844,890
Nippon Electric Glass Co., Ltd.	54,692	894,558
Zebra Technologies Corp., Class A(2)	4,167	1,169,885

		$6,622,514

Entertainment — 1.0%
Nintendo Co., Ltd.	2,212	$972,860
Walt Disney Co. (The)	15,665	1,831,865

		$2,804,725

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	4,955	$1,295,187
Equity Residential	13,787	739,397

		$2,034,584

Security	Shares	Value
Food Products — 2.0%
Mondelez International, Inc., Class A	48,299	$2,680,111
Nestle S.A.	22,751	2,705,588

		$5,385,699

Gas Utilities — 0.3%
Snam SpA	180,107	$958,791

		$958,791

Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	10,942	$945,170
Boston Scientific Corp.(2)	47,554	1,834,158
Intuitive Surgical, Inc.(2)	3,231	2,214,656
Straumann Holding AG	1,330	1,317,499

		$6,311,483

Health Care Providers & Services — 0.5%
Anthem, Inc.	4,562	$1,249,076

		$1,249,076

Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	118,116	$1,625,181

		$1,625,181

Household Products — 0.2%
Henkel AG & Co. KGaA	7,178	$623,704

		$623,704

Industrial Conglomerates — 0.7%
DCC PLC	22,535	$2,003,825

		$2,003,825

Insurance — 2.3%
AIA Group, Ltd.	162,168	$1,462,259
Aviva PLC	270,363	929,793
AXA S.A.	37,766	757,725
Mapfre S.A.	388,146	702,857
Poste Italiane SpA(4)	126,787	1,164,981
Sampo Oyj, Class A	34,438	1,244,736

		$6,262,351

Interactive Media & Services — 3.4%
Alphabet, Inc., Class C(2)(5)	3,682	$5,460,259
Facebook, Inc., Class A(2)	11,159	2,830,704
Tencent Holdings, Ltd.	18,056	1,238,608

		$9,529,571

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(2)(5)	2,013	$6,370,501

		$6,370,501

Security	Shares	Value
IT Services — 1.4%
Amadeus IT Group S.A.	34,128	$1,704,190
Visa, Inc., Class A	11,552	2,199,501

		$3,903,691

Leisure Products — 0.6%
Yamaha Corp.	35,335	$1,629,180

		$1,629,180

Life Sciences Tools & Services — 0.4%
Lonza Group AG	1,588	$993,032

		$993,032

Machinery — 2.8%
Ingersoll Rand, Inc.(2)	48,612	$1,535,653
Neles Oyj	30,305	432,181
Outotec Oyj	130,311	841,013
Sandvik AB(2)	80,975	1,513,303
SMC Corp.	2,171	1,140,967
Stanley Black & Decker, Inc.	8,769	1,344,463
Valmet Oyj	32,186	901,733

		$7,709,313

Media — 0.0%(1)
Clear Channel Outdoor Holdings, Inc.(2)	3,408	$3,124
iHeartMedia, Inc., Class A(2)	715	5,977

		$9,101

Metals & Mining — 0.8%
Rio Tinto, Ltd.	28,562	$2,090,414

		$2,090,414

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	57,599	$783,346

		$783,346

Multi-Utilities — 0.6%
CMS Energy Corp.	13,508	$866,944
RWE AG	21,116	795,954

		$1,662,898

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	14,960	$1,255,742
ConocoPhillips	22,752	850,697
EOG Resources, Inc.	14,213	665,879
Phillips 66	16,330	1,012,787

		$3,785,105

Security	Shares	Value
Personal Products — 0.9%
Unilever PLC	42,368	$2,522,802

		$2,522,802

Pharmaceuticals — 3.9%
Eli Lilly & Co.	9,123	$1,371,096
Novartis AG	18,285	1,506,085
Novo Nordisk A/S, Class B	21,558	1,414,476
Roche Holding AG PC	4,954	1,715,850
Sanofi	23,376	2,454,412
Zoetis, Inc.	15,624	2,369,848

		$10,831,767

Professional Services — 1.1%
Recruit Holdings Co., Ltd.	53,878	$1,680,770
Verisk Analytics, Inc.	6,502	1,226,992

		$2,907,762

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV	5,054	$1,796,887
Infineon Technologies AG	57,029	1,453,976
Micron Technology, Inc.(2)	17,021	851,986
Siltronic AG	8,272	754,654
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,843	1,802,084

		$6,659,587

Software — 2.7%
Dassault Systemes SE	6,815	$1,240,967
Intuit, Inc.	3,191	977,627
Microsoft Corp.	26,164	5,363,881

		$7,582,475

Specialty Retail — 1.3%
Lowe’s Cos., Inc.	11,818	$1,759,818
TJX Cos., Inc. (The)	34,534	1,795,423

		$3,555,241

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	12,612	$5,360,605

		$5,360,605

Textiles, Apparel & Luxury Goods — 1.4% adidas AG(2)	7,521	$2,074,121
LVMH Moet Hennessy Louis Vuitton SE	4,343	1,888,523

		$3,962,644

Tobacco — 0.5%
Japan Tobacco, Inc.	74,503	$1,273,439

		$1,273,439

Security	Shares	Value
Water Utilities — 0.3%
United Utilities Group PLC	77,980	$914,514

		$914,514

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC	442,168	$664,511

		$664,511

Total Common Stocks (identified cost $130,304,672)		$155,667,731

Preferred Stocks — 1.1%

Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	1,115	$118,190

		$118,190

Electric Utilities — 0.1%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	15,000	$338,700

		$338,700

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	10,450	$239,514
SITE Centers Corp., Series K, 6.25%	1,950	45,338

		$284,852

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(4)	4,700	$418,300
Ocean Spray Cranberries, Inc., 6.25%(4)	540	44,415

		$462,715

Independent Power and Renewable Electricity Producers — 0.0%(1)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(6)	3,175	$85,320

		$85,320

Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	9,000	$224,370
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	10,000	261,900

		$486,270

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$241,572

		$241,572

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	23,750	$415,387

		$415,387

Pipelines — 0.0%(1)
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(6)	3,000	$54,510
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(6)	2,970	56,489

		$110,999

Security	Shares		Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%		6,545	$117,810
Brookfield Property Partners, L.P., Series A2, 6.375%		8,191	159,643

			$277,453

Trading Companies & Distributors — 0.0%(1)
WESCO International, Inc., Series A, 10.625% to 6/22/25(6)		4,000	$108,480

			$108,480

Total Preferred Stocks (identified cost $3,321,194)			$2,929,938

Corporate Bonds & Notes — 38.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.7%
BWX Technologies, Inc., 5.375%, 7/15/26(4)		215	$225,440
Howmet Aerospace, Inc., 6.875%, 5/1/25		294	334,167
Moog, Inc., 4.25%, 12/15/27(4)		170	174,002
Spirit AeroSystems, Inc., 7.50%, 4/15/25(4)		131	129,006
TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	200,712
TransDigm, Inc., 5.50%, 11/15/27		221	210,105
TransDigm, Inc., 6.25%, 3/15/26(4)		419	442,571
TransDigm, Inc., 6.50%, 5/15/25		30	29,478
TransDigm, Inc., 7.50%, 3/15/27		327	334,093

			$2,079,574

Airlines — 0.2%
Delta Air Lines, Inc., 7.375%, 1/15/26		115	$114,108
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(4)		401	416,037

			$530,145

Auto Components — 0.5%
Clarios Global, L.P., 6.75%, 5/15/25(4)		81	$87,202
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(7)	EUR	181	214,193
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(4)		765	805,278
Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(7)	EUR	425	403,528

			$1,510,201

Automobiles — 0.9%
FCE Bank PLC, 1.134%, 2/10/22(7)	EUR	140	$161,808
FCE Bank PLC, 1.875%, 6/24/21(7)	EUR	205	239,300
Ford Motor Co., 8.50%, 4/21/23		202	224,577
Ford Motor Co., 9.625%, 4/22/30		208	276,306
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		231	230,494
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		333	337,242
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		200	196,875
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		200	213,516
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		200	205,625
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(7)	EUR	100	104,728
Navistar International Corp., 9.50%, 5/1/25(4)		167	191,111

			$2,381,582

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.0%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(6)(8)		200	$191,000
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(6)(8)		62	67,287
Barclays PLC, 7.875% to 3/15/22(6)(7)(8)		242	249,037
CIT Group, Inc., 6.125%, 3/9/28		105	119,024
Citigroup, Inc., 5.95% to 1/30/23(6)(8)		125	129,982
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(8)		400	414,278
Comerica, Inc., 5.625% to 7/1/25(6)(8)		250	267,931
Credit Suisse Group AG, 7.50% to 7/17/23(4)(6)(8)		208	219,489
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(6)(8)		220	221,471
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(8)		125	138,279
JPMorgan Chase & Co., 4.60% to 2/1/25(6)(8)		298	288,717
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(6)(8)		215	238,366
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(6)(8)		329	346,994
Lloyds Banking Group PLC, 7.50% to 9/27/25(6)(8)		400	423,681
Natwest Group PLC, 8.00% to 8/10/25(6)(8)		389	439,461
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(8)		63	67,253
Truist Financial Corp., Series P, 4.95% to 9/1/25(6)(8)		62	66,340
Truist Financial Corp., Series Q, 5.10% to 3/1/30(6)(8)		77	83,738
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	1,200	1,278,774
Zions Bancorp NA, 5.80% to 6/15/23(6)(8)		268	244,157

			$5,495,259

Building Products — 1.2%
Boise Cascade Co., 4.875%, 7/1/30(4)		116	$123,540
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(4)		121	109,921
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(4)		63	63,146
Builders FirstSource, Inc., 5.00%, 3/1/30(4)		90	94,603
Builders FirstSource, Inc., 6.75%, 6/1/27(4)		150	165,440
HT Troplast GmbH, 9.25%, 7/15/25(7)	EUR	360	434,694
M/I Homes, Inc., 4.95%, 2/1/28		82	84,511
Masonite International Corp., 5.375%, 2/1/28(4)		105	112,002
Picasso Finance Sub, Inc., 6.125%, 6/15/25(4)		76	80,860
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(4)		253	266,028
Standard Industries, Inc., 2.25%, 11/21/26(7)	EUR	500	573,028
Standard Industries, Inc., 4.375%, 7/15/30(4)		192	207,655
Standard Industries, Inc., 5.00%, 2/15/27(4)		78	83,523
Summit Materials, LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(4)(9)		35	36,444
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(4)		112	122,920
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)		196	220,749
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(4)		146	161,663
TRI Pointe Group Inc., 5.70%, 6/15/28		261	288,405
Winnebago Industries, Inc., 6.25%, 7/15/28(4)		110	116,531

			$3,345,663

Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)		150	$115,261
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(6)(8)		209	229,377
Morgan Stanley, Series J, 4.085% to 10/15/20(6)(8)		250	244,873

			$589,511

Security	Principal Amount* (000’s omitted)		Value
Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$366,575
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		156	142,350
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(4)		287	310,355

			$819,280

Chemicals — 0.7%
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(4)		310	$309,554
OCI N.V., 3.125%, 11/1/24(7)	EUR	400	466,573
SPCM S.A., 4.875%, 9/15/25(4)		200	206,377
Synthomer PLC, 3.875%, 7/1/25(7)	EUR	450	546,675
Valvoline, Inc., 4.25%, 2/15/30(4)		140	147,385
W.R. Grace & Co., 4.875%, 6/15/27(4)		192	204,953

			$1,881,517

Commercial Services & Supplies — 1.3%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(4)		170	$177,029
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(4)		105	99,094
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(4)		89	83,351
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(4)		35	33,553
Clean Harbors, Inc., 4.875%, 7/15/27(4)		101	107,242
Clean Harbors, Inc., 5.125%, 7/15/29(4)		61	65,449
Covanta Holding Corp., 5.875%, 3/1/24		500	514,552
Covanta Holding Corp., 5.875%, 7/1/25		95	98,671
Gartner, Inc., 4.50%, 7/1/28(4)		151	158,739
GFL Environmental, Inc., 8.50%, 5/1/27(4)		313	351,379
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(4)		196	205,139
Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(4)		174	185,528
Korn Ferry, 4.625%, 12/15/27(4)		64	65,984
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	593,895
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		84	49,140
TMS International Holding Corp., 7.25%, 8/15/25(4)		80	66,800
Verisure Holding AB, 3.50%, 5/15/23(7)	EUR	540	643,039
Verscend Escrow Corp., 9.75%, 8/15/26(4)		64	71,047

			$3,569,631

Communications Equipment — 0.2%
Crystal Almond S.a.r.l., 4.25%, 10/15/24(7)	EUR	323	$377,815
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		350	216,125

			$593,940

Consumer Finance — 0.2%
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	278	$341,623
William Carter Co. (The), 5.50%, 5/15/25(4)		56	59,693
William Carter Co. (The), 5.625%, 3/15/27(4)		144	153,778

			$555,094

Containers & Packaging — 1.0%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(7)(10)	EUR	271	$312,808
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(7)	EUR	410	473,071
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(4)		253	262,879
GPC Merger Sub, Inc., 7.125%, 8/15/28(4)(9)		30	31,256

Security	Principal Amount* (000’s omitted)		Value
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	565	$657,223
Trivium Packaging Finance B.V., 3.75%, 8/15/26(7)	EUR	780	921,504
Trivium Packaging Finance B.V., 5.50%, 8/15/26(4)		200	214,060

			$2,872,801

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(4)		180	$195,099

			$195,099

Distributors — 0.5%
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(7)(11)	EUR	662	$771,173
Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(7)(11)	EUR	268	313,627
Performance Food Group, Inc., 5.50%, 10/15/27(4)		169	174,802
Univar Solutions USA, Inc., 5.125%, 12/1/27(4)		65	68,847

			$1,328,449

Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(7)		750	$731,250

			$731,250

Diversified Financial Services — 1.2%
AG Issuer, LLC, 6.25%, 3/1/28(4)		199	$201,985
Alliance Data Systems Corp., 4.75%, 12/15/24(4)		194	180,056
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(4)		226	242,102
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(4)		149	165,876
Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)		200	163,900
Arrow Global Finance PLC, 2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(7)(11)	EUR	400	442,881
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(7)	GBP	160	212,714
DAE Funding, LLC, 4.50%, 8/1/22(4)		112	110,351
DAE Funding, LLC, 5.00%, 8/1/24(4)		233	216,400
Discover Financial Services, Series D, 6.125% to 6/23/25(6)(8)		101	107,595
GFL Environmental, Inc., 7.00%, 6/1/26(4)		147	156,343
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		292	301,672
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		291	308,201
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	125,113
Louvre Bidco SAS, 4.25%, 9/30/24(7)	EUR	215	240,119
NFP Corp., 6.875%, 8/15/28(4)(9)		235	236,469

			$3,411,777

Diversified Telecommunication Services — 0.0%(1)
Level 3 Financing, Inc., 5.25%, 3/15/26		90	$94,115

			$94,115

Electric Utilities — 1.0%
AES Corp. (The), 6.00%, 5/15/26		45	$47,692
Calpine Corp., 4.625%, 2/1/29(4)(9)		115	116,435
Calpine Corp., 5.00%, 2/1/31(4)(9)		150	154,107
Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)		78	83,436
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)		353	381,019
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(6)		155	176,590
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(4)		95	101,294

Security	Principal Amount* (000’s omitted)		Value
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(4)		150	$163,500
NRG Energy, Inc., 5.25%, 6/15/29(4)		122	135,174
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)		60	62,019
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		173	183,813
Sempra Energy, 4.875% to 10/15/25(6)(8)		235	243,883
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(6)		192	197,424
TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)		95	99,826
TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		237	261,841
Vistra Operations Co., LLC, 4.30%, 7/15/29(4)		36	38,896
Vistra Operations Co., LLC, 5.00%, 7/31/27(4)		232	247,892

			$2,694,841

Electronic Equipment, Instruments & Components — 0.1%
Energizer Holdings, Inc., 6.375%, 7/15/26(4)		42	$44,875
WESCO Distribution, Inc., 7.125%, 6/15/25(4)		172	188,979
WESCO Distribution, Inc., 7.25%, 6/15/28(4)		153	167,367

			$401,221

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(4)		219	$174,516
Colt Merger Sub, Inc., 6.25%, 7/1/25(4)		417	437,164
Colt Merger Sub, Inc., 8.125%, 7/1/27(4)		343	349,879
CPUK Finance, Ltd., 4.25%, 2/28/47(7)	GBP	167	214,223
EIG Investors Corp., 10.875%, 2/1/24		480	492,550
Gamma Bidco SpA, 6.25%, 7/15/25(7)	EUR	300	353,385
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(4)		226	241,496
Netflix, Inc., 3.00%, 6/15/25(7)	EUR	1,000	1,238,917
Netflix, Inc., 4.875%, 6/15/30(4)		234	275,582
Netflix, Inc., 5.875%, 11/15/28		300	371,035
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(7)	GBP	300	394,791
Powdr Corp., 6.00%, 8/1/25(4)		170	174,462

			$4,718,000

Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	$104,290
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	217,521
SBA Communications Corp., 4.00%, 10/1/22		150	152,365

			$474,176

Food Products — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(4)		185	$200,540
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(4)		181	198,488
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(4)		191	210,864
Kraft Heinz Foods Co., 3.875%, 5/15/27(4)		203	218,945
Kraft Heinz Foods Co., 4.25%, 3/1/31(4)		203	224,513
Kraft Heinz Foods Co., 4.375%, 6/1/46		540	563,231
Kraft Heinz Foods Co., 5.50%, 6/1/50(4)		203	238,984
Land O’ Lakes, Inc., 8.00%(4)(8)		415	410,850
Post Holdings, Inc., 5.00%, 8/15/26(4)		85	89,224

			$2,355,639

Security	Principal Amount* (000’s omitted)		Value
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(6)(8)		280	$273,137

			$273,137

Health Care Equipment & Supplies — 1.3%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(7)	EUR	520	$589,690
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(4)		121	128,963
Centene Corp., 3.375%, 2/15/30		272	289,341
Centene Corp., 4.25%, 12/15/27		182	193,796
Centene Corp., 4.625%, 12/15/29		319	356,181
Centene Corp., 4.75%, 1/15/25		300	311,271
Centene Corp., 5.25%, 4/1/25(4)		318	331,117
Centene Corp., 5.375%, 6/1/26(4)		445	476,444
Centene Corp., 5.375%, 8/15/26(4)		261	280,331
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		182	197,798
Hologic, Inc., 4.375%, 10/15/25(4)		70	71,902
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		286	318,420

			$3,545,254

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(4)		164	$173,430
Encompass Health Corp., 4.50%, 2/1/28		81	84,782
Encompass Health Corp., 4.75%, 2/1/30		191	202,137
HCA, Inc., 3.50%, 9/1/30		274	288,282
HCA, Inc., 5.00%, 3/15/24		110	124,014
HCA, Inc., 5.375%, 9/1/26		270	309,812
HCA, Inc., 5.625%, 9/1/28		330	394,111
HCA, Inc., 5.875%, 2/15/26		750	878,662
HCA, Inc., 5.875%, 2/1/29		190	231,649
LifePoint Health, Inc., 4.375%, 2/15/27(4)		248	254,054
LifePoint Health, Inc., 6.75%, 4/15/25(4)		130	140,400
Molina Healthcare, Inc., 4.375%, 6/15/28(4)		211	224,405
Synlab Bondco PLC, 4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(7)(11)	EUR	230	273,594
Tenet Healthcare Corp., 4.625%, 9/1/24(4)		49	50,149
Tenet Healthcare Corp., 4.625%, 6/15/28(4)		63	66,403
Tenet Healthcare Corp., 4.875%, 1/1/26(4)		290	303,717
Tenet Healthcare Corp., 5.125%, 11/1/27(4)		290	308,966

			$4,308,567

Healthcare-Products — 0.1%
Avantor Funding, Inc., 4.625%, 7/15/28(4)		267	$282,766

			$282,766

Hotels, Restaurants & Leisure — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(4)		119	$123,812
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(4)		325	331,825
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(4)		182	189,611
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(4)		504	518,266
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(4)		66	70,716
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(4)		232	209,481
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(4)		490	383,986
Golden Nugget, Inc., 6.75%, 10/15/24(4)		266	186,533

Security	Principal Amount* (000’s omitted)		Value
Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	$96,942
Viking Cruises, Ltd., 5.875%, 9/15/27(4)		700	461,562
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)		100	89,243

			$2,661,977

Household Products — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)		83	$88,914
Central Garden & Pet Co., 5.125%, 2/1/28		50	53,053
Central Garden & Pet Co., 6.125%, 11/15/23		235	242,613
Prestige Brands, Inc., 5.125%, 1/15/28(4)		64	67,314
Spectrum Brands, Inc., 5.00%, 10/1/29(4)		73	75,450
Spectrum Brands, Inc., 5.50%, 7/15/30(4)		114	118,560
Spectrum Brands, Inc., 5.75%, 7/15/25		120	123,900

			$769,804

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 4.50%, 2/15/28(4)		195	$201,665
Calpine Corp., 5.125%, 3/15/28(4)		273	283,965
Calpine Corp., 5.25%, 6/1/26(4)		150	156,436
Calpine Corp., 5.50%, 2/1/24		45	45,806
Calpine Corp., 5.75%, 1/15/25		295	304,292
NRG Energy, Inc., 5.75%, 1/15/28		210	231,301
NRG Energy, Inc., 7.25%, 5/15/26		271	292,904

			$1,516,369

Industrial Conglomerates — 0.4%
Ellaktor Value PLC, 6.375%, 12/15/24(7)	EUR	1,100	$1,018,871
Hillman Group, Inc. (The), 6.375%, 7/15/22(4)		139	136,708

			$1,155,579

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		553	$588,497
AmWINS Group, Inc., 7.75%, 7/1/26(4)		236	260,735
Galaxy Finco, Ltd., 9.25%, 7/31/27(7)	GBP	825	1,085,325
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)		195	206,419
Hub International, Ltd., 7.00%, 5/1/26(4)		440	461,342
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(6)(8)		222	233,100
USI, Inc., 6.875%, 5/1/25(4)		169	173,752

			$3,009,170

Internet & Direct Marketing Retail — 0.0%(1)
Expedia Group, Inc., 6.25%, 5/1/25(4)		84	$91,971
Expedia Group, Inc., 7.00%, 5/1/25(4)		42	45,523

			$137,494

Leisure Products — 0.2%
Carnival Corp., 11.50%, 4/1/23(4)		95	$103,524
NCL Corp, Ltd., 3.625%, 12/15/24(4)		189	125,264
NCL Corp, Ltd., 10.25%, 2/1/26(4)		155	155,000
Sabre GLBL, Inc., 9.25%, 4/15/25(4)		86	94,869

			$478,657

Machinery — 0.2%
Colfax Corp., 6.00%, 2/15/24(4)		83	$87,574
Colfax Corp., 6.375%, 2/15/26(4)		136	147,093

Security	Principal Amount* (000’s omitted)		Value
Navistar International Corp., 6.625%, 11/1/25(4)		232	$238,404

			$473,071

Media — 3.1%
Altice France S.A., 7.375%, 5/1/26(4)		455	$485,804
Altice France S.A., 8.125%, 2/1/27(4)		458	512,436
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(4)		286	298,796
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(4)		290	307,735
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(4)		136	143,650
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(4)		322	343,131
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(4)		110	120,575
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		133	137,748
CSC Holdings, LLC, 5.75%, 1/15/30(4)		616	683,640
CSC Holdings, LLC, 5.875%, 9/15/22		50	53,736
CSC Holdings, LLC, 7.50%, 4/1/28(4)		200	230,337
CSC Holdings, LLC, 10.875%, 10/15/25(4)		422	452,848
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)		369	285,047
DISH DBS Corp., 7.75%, 7/1/26		119	134,335
iHeartCommunications, Inc., 8.375%, 5/1/27		140	138,710
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)		200	216,350
Live Nation Entertainment, Inc., 4.75%, 10/15/27(4)		217	201,065
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(4)		137	139,483
Sinclair Television Group, Inc., 5.50%, 3/1/30(4)		188	188,261
Sirius XM Radio, Inc., 4.625%, 7/15/24(4)		291	306,787
Sirius XM Radio, Inc., 5.00%, 8/1/27(4)		218	232,668
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(7)	EUR	520	592,416
TEGNA, Inc., 4.625%, 3/15/28(4)		108	107,055
TEGNA, Inc., 5.00%, 9/15/29(4)		181	182,640
Tele Columbus AG, 3.875%, 5/2/25(7)	EUR	390	437,634
Terrier Media Buyer, Inc., 8.875%, 12/15/27(4)		512	525,760
UPCB Finance VII, Ltd., 3.625%, 6/15/29(7)	EUR	266	311,675
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		210	223,691
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	350	465,685

			$8,459,698

Metals & Mining — 1.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		1,050	$1,017,077
Arconic Corp., 6.125%, 2/15/28(4)		436	466,117
Bombardier, Inc., 6.00%, 10/15/22(4)		343	319,847
Bombardier, Inc., 6.125%, 1/15/23(4)		238	204,918
Bombardier, Inc., 7.875%, 4/15/27(4)		107	85,507
BWX Technologies, Inc., 4.125%, 6/30/28(4)		159	165,956
Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		320	144,339
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		360	362,250
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(4)		78	85,312
Eldorado Gold Corp., 9.50%, 6/1/24(4)		97	106,326
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	81,945
Freeport-McMoRan, Inc., 5.45%, 3/15/43		297	330,995
Hudbay Minerals, Inc., 7.25%, 1/15/23(4)		115	116,857
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)		709	670,005
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(4)		190	203,775

Security	Principal Amount* (000’s omitted)		Value
New Gold, Inc., 6.375%, 5/15/25(4)		114	$118,406
New Gold, Inc., 7.50%, 7/15/27(4)		271	295,729
Novelis Corp., 5.875%, 9/30/26(4)		180	192,269

			$4,967,630

Multi-Utilities — 0.3%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(8)		425	$422,577
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	375	502,470

			$925,047

Oil, Gas & Consumable Fuels — 3.2%
Apache Corp., 3.25%, 4/15/22		52	$52,413
Apache Corp., 3.625%, 2/1/21		16	16,059
Apache Corp., 4.25%, 1/15/30		265	255,804
Apache Corp., 4.25%, 1/15/44		40	35,909
Apache Corp., 4.375%, 10/15/28		132	132,165
Apache Corp., 4.75%, 4/15/43		26	24,765
Apache Corp., 5.25%, 2/1/42		22	21,038
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(4)		135	136,687
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(4)		336	216,236
Berry Petroleum Co., LLC, 7.00%, 2/15/26(4)		115	92,409
Cenovus Energy, Inc., 3.80%, 9/15/23		64	64,197
Cenovus Energy, Inc., 5.40%, 6/15/47		107	96,443
Cenovus Energy, Inc., 6.75%, 11/15/39		253	264,142
Centennial Resource Production, LLC, 6.875%, 4/1/27(4)		365	166,223
Continental Resources, Inc., 4.375%, 1/15/28		206	192,526
Continental Resources, Inc., 4.90%, 6/1/44		8	6,907
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		110	117,033
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		120	125,645
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)		370	363,525
CVR Energy, Inc., 5.75%, 2/15/28(4)		229	205,596
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(6)(8)		160	118,255
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(4)		155	156,225
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(4)		125	128,571
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(8)		432	170,640
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(4)(12)		149	41,348
EQT Corp., 6.125%, 2/1/25		214	236,234
EQT Corp., 7.00%, 2/1/30		102	118,223
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(4)(12)		287	61,292
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(4)(12)		223	49,873
Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)		250	120,156
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)		418	240,350
Laredo Petroleum, Inc., 9.50%, 1/15/25		74	53,557
Laredo Petroleum, Inc., 10.125%, 1/15/28		112	79,800
Matador Resources Co., 5.875%, 9/15/26		370	282,536
MEG Energy Corp., 7.125%, 2/1/27(4)		184	164,220
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(4)		275	161,166
Murphy Oil USA, Inc., 4.75%, 9/15/29		131	138,793
Murphy Oil USA, Inc., 5.625%, 5/1/27		65	69,131
Nabors Industries, Ltd., 7.25%, 1/15/26(4)		110	69,747
Nabors Industries, Ltd., 7.50%, 1/15/28(4)		118	75,334
Neptune Energy Bondco PLC, 6.625%, 5/15/25(7)		525	461,010
Nine Energy Service, Inc., 8.75%, 11/1/23(4)		92	42,694

Security	Principal Amount* (000’s omitted)	Value
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(11)	40	$37,507
Occidental Petroleum Corp., 2.60%, 4/15/22	47	45,875
Occidental Petroleum Corp., 2.70%, 8/15/22	53	51,262
Occidental Petroleum Corp., 2.90%, 8/15/24	16	15,087
Occidental Petroleum Corp., 3.125%, 2/15/22	3	2,965
Occidental Petroleum Corp., 3.45%, 7/15/24	42	38,850
Occidental Petroleum Corp., 3.50%, 8/15/29	101	89,927
Occidental Petroleum Corp., 4.20%, 3/15/48	156	126,992
Occidental Petroleum Corp., 4.40%, 8/15/49	125	102,151
Occidental Petroleum Corp., 4.625%, 6/15/45	84	69,955
Occidental Petroleum Corp., 6.20%, 3/15/40	81	78,924
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(8)	862	2,586
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(4)	75	76,398
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(4)	137	143,764
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(4)	250	201,719
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	226	203,828
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(8)	710	496,823
Precision Drilling Corp., 5.25%, 11/15/24	50	35,307
Precision Drilling Corp., 6.50%, 12/15/21	5	4,345
Precision Drilling Corp., 7.125%, 1/15/26(4)	75	52,017
Precision Drilling Corp., 7.75%, 12/15/23	33	24,870
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(4)	440	168,571
SM Energy Co., 5.00%, 1/15/24	11	6,090
SM Energy Co., 5.625%, 6/1/25	83	43,463
SM Energy Co., 6.125%, 11/15/22	326	242,386
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	147,885
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	165,022
Teleflex, Inc., 4.25%, 6/1/28(4)	39	41,827
Teleflex, Inc., 4.625%, 11/15/27	160	173,374
Transocean Pontus, Ltd., 6.125%, 8/1/25(4)	100	93,437
Transocean Poseidon, Ltd., 6.875%, 2/1/27(4)	51	46,792
Transocean, Inc., 7.25%, 11/1/25(4)	190	94,050
Transocean, Inc., 7.50%, 1/15/26(4)	84	42,000
WPX Energy, Inc., 5.25%, 10/15/27	67	66,192

		$8,857,118

Pharmaceuticals — 1.5%
AdaptHealth, LLC, 6.125%, 8/1/28(4)	110	$114,911
Bausch Health Americas, Inc., 8.50%, 1/31/27(4)	448	499,079
Bausch Health Americas, Inc., 9.25%, 4/1/26(4)	105	118,230
Bausch Health Cos., Inc., 5.00%, 1/30/28(4)	190	191,184
Bausch Health Cos., Inc., 5.25%, 1/30/30(4)	376	384,411
Bausch Health Cos., Inc., 5.50%, 3/1/23(4)	35	35,128
Bausch Health Cos., Inc., 5.50%, 11/1/25(4)	129	133,994
Bausch Health Cos., Inc., 5.75%, 8/15/27(4)	72	78,314
Bausch Health Cos., Inc., 5.875%, 5/15/23(4)	3	3,002
Bausch Health Cos., Inc., 6.125%, 4/15/25(4)	60	62,010
Bausch Health Cos., Inc., 6.25%, 2/15/29(4)	255	271,279
Bausch Health Cos., Inc., 7.00%, 3/15/24(4)	281	293,920
Bausch Health Cos., Inc., 7.00%, 1/15/28(4)	94	102,384
Bausch Health Cos., Inc., 7.25%, 5/30/29(4)	98	107,965
Bausch Health Cos., Inc., 9.00%, 12/15/25(4)	245	271,019

Security	Principal Amount* (000’s omitted)		Value
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(4)		270	$278,386
Grifols S.A., 2.25%, 11/15/27(7)	EUR	410	480,896
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		198	215,572
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(7)	EUR	426	497,598

			$4,139,282

Pipelines — 0.6%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(4)		327	$286,660
Cheniere Energy Partners, L.P., 4.50%, 10/1/29		199	210,799
Cheniere Energy Partners, L.P., 5.625%, 10/1/26		115	121,664
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(4)		190	178,249
Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	16,539
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(6)(8)		110	78,429
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(6)(8)		188	135,688
EnLink Midstream, LLC, 5.375%, 6/1/29		117	93,845
EQM Midstream Partners, L.P., 6.00%, 7/1/25(4)		116	123,182
EQM Midstream Partners, L.P., 6.50%, 7/1/27(4)		116	128,066
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(4)		123	119,234
NGPL PipeCo, LLC, 4.375%, 8/15/22(4)		50	51,892
Western Midstream Operating, L.P., 4.50%, 3/1/28		27	27,203
Western Midstream Operating, L.P., 4.75%, 8/15/28		24	24,294
Western Midstream Operating, L.P., 5.05%, 2/1/30		207	209,891

			$1,805,635

Real Estate Investment Trusts (REITs) — 1.1%
ADO Properties S.A., 3.25%, 8/5/25(7)(9)	EUR	500	$586,472
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(4)		287	237,989
Consus Real Estate AG, 9.625%, 5/15/24(7)	EUR	330	421,765
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		333	337,162
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(4)		127	136,843
Iron Mountain, Inc., 5.25%, 7/15/30(4)		194	203,821
Iron Mountain, Inc., 5.625%, 7/15/32(4)		132	141,915
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		91	88,829
Service Properties Trust, 7.50%, 9/15/25		167	177,240
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(4)		198	199,826
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(4)		198	200,624
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(4)		300	309,473

			$3,041,959

Real Estate Management & Development — 0.1%
AT Securities B.V., 5.25% to 7/21/23(6)(7)(8)		250	$252,324

			$252,324

Software — 0.5%
BY Crown Parent, LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(4)		60	$62,418
CDK Global, Inc., 5.25%, 5/15/29(4)		96	105,215
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(4)		255	266,194
MSCI, Inc., 3.625%, 9/1/30(4)		91	96,161
MSCI, Inc., 3.875%, 2/15/31(4)		220	239,250
Open Text Corp., 3.875%, 2/15/28(4)		179	187,307
Open Text Holdings, Inc., 4.125%, 2/15/30(4)		157	165,155
PTC, Inc., 3.625%, 2/15/25(4)		89	92,495

Security	Principal Amount* (000’s omitted)		Value
PTC, Inc., 4.00%, 2/15/28(4)		89	$93,704
SS&C Technologies, Inc., 5.50%, 9/30/27(4)		95	102,244

			$1,410,143

Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 4.50%, 3/1/28(4)		24	$24,684
Asbury Automotive Group, Inc., 4.75%, 3/1/30(4)		34	34,935
B&M European Value Retail S.A., 3.625%, 7/15/25(7)	GBP	410	543,197
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(4)		177	189,722
Entegris, Inc., 4.375%, 4/15/28(4)		166	175,705
Entegris, Inc., 4.625%, 2/10/26(4)		77	80,095
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(4)		216	238,275
IRB Holding Corp., 7.00%, 6/15/25(4)		77	83,882
L Brands, Inc., 6.75%, 7/1/36		46	44,544
L Brands, Inc., 6.875%, 7/1/25(4)		76	81,965
L Brands, Inc., 6.875%, 11/1/35		237	227,597
L Brands, Inc., 7.60%, 7/15/37		45	38,443
L Brands, Inc., 9.375%, 7/1/25(4)		53	59,161
Yum! Brands, Inc., 7.75%, 4/1/25(4)		54	60,716

			$1,882,921

Technology Hardware, Storage & Peripherals — 0.5%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(4)		135	$148,815
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(4)		90	105,004
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(4)		315	369,558
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(4)		182	215,447
Dell International, LLC/EMC Corp., 6.20%, 7/15/30(4)		90	109,810
Presidio Holdings, Inc., 4.875%, 2/1/27(4)		63	64,368
Presidio Holdings, Inc., 8.25%, 2/1/28(4)		176	183,590
Science Applications International Corp., 4.875%, 4/1/28(4)		64	67,150

			$1,263,742

Telecommunications — 2.4%
Altice France Holding S.A., 5.875%, 2/1/27(7)	EUR	225	$283,927
Altice France Holding S.A., 6.00%, 2/15/28(4)		200	200,129
Altice France Holding S.A., 10.50%, 5/15/27(4)		200	229,625
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		281	288,573
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	159,709
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	106,026
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23(12)		30	18,863
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)(12)		200	204,582
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(4)(12)		216	143,100
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(7)	EUR	460	552,597
SoftBank Group Corp., 4.00%, 4/20/23(7)	EUR	100	121,924
Sprint Capital Corp., 6.875%, 11/15/28		346	449,610
Sprint Corp., 7.875%, 9/15/23		1,454	1,690,275
T-Mobile USA, Inc., 4.50%, 2/1/26		155	159,940
T-Mobile USA, Inc., 4.75%, 2/1/28		170	184,424
Telecom Italia Capital S.A., 6.00%, 9/30/34		337	410,238
Telecom Italia SpA, 2.75%, 4/15/25(7)	EUR	275	335,885
Telecom Italia SpA, 3.00%, 9/30/25(7)	EUR	520	640,120

Security	Principal Amount* (000’s omitted)		Value
ViaSat, Inc., 5.625%, 4/15/27(4)		143	$151,868
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(6)(7)	GBP	215	300,359

			$6,631,774

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(7)	EUR	400	$477,522

			$477,522

Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		127	$130,175
CMA CGM S.A., 5.25%, 1/15/25(7)	EUR	127	126,217
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)		318	341,055
XPO Logistics, Inc., 6.125%, 9/1/23(4)		80	81,784

			$679,231

Water Utilities — 0.2%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(7)	GBP	475	$618,355

			$618,355

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$196,485

			$196,485

Total Corporate Bonds & Notes (identified cost $106,648,366)			$106,849,476

Senior Floating-Rate Loans — 1.2%(13)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Business Equipment and Services — 0.2%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23		$400	$397,107
Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25		115	110,058

			$507,165

Farming/Agriculture — 0.0%(1)
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24		$98	$98,330

			$98,330

Financial Intermediaries — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		$162	$152,103
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(14)		12	11,022

			$163,125

Food Products — 0.1%
HLF Financing S.a.r.l., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		$290	$286,468

			$286,468

Industrial Equipment — 0.1%
Welbilt, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 10/23/25		$150	$132,368

			$132,368

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 0.3%
Asurion, LLC, Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$851	$859,474

		$859,474

Leisure Goods/Activities/Movies — 0.2%
Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	$566	$571,641

		$571,641

Lodging and Casinos — 0.0%(1)
Stars Group Holdings B.V. (The), Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$105	$104,746

		$104,746

Publishing — 0.0%(1)
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$70	$70,130

		$70,130

Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$332	$331,348

		$331,348

Steel — 0.1%
Big River Steel, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 8/23/23	$170	$161,891

		$161,891

Telecommunications — 0.0%(1)
Intelsat Jackson Holdings S.A., Term Loan, 8.63%, Maturing 1/2/24(15)	$110	$111,581

		$111,581

Total Senior Floating-Rate Loans (identified cost $3,382,428)		$3,398,267

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.1%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$169	$170,847

		$170,847

Leisure — 0.0%(1)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(4)	$29	$27,647

		$27,647

Total Convertible Bonds (identified cost $181,700)		$198,494

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Equity Funds — 0.4%
First Trust Preferred Securities and Income ETF	25,591	$489,812
iShares Preferred & Income Securities ETF	13,982	505,869

Total Exchange-Traded Funds (identified cost $974,552)		$995,681

Convertible Preferred Stocks — 0.0%(1)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(1)
Becton Dickinson and Co., Series B	2,000	$120,600

		$120,600

Total Convertible Preferred Stocks (identified cost $101,997)		$120,600

Warrants — 0.0%(1)

Security	Shares	Value
Media — 0.0%(1)
iHeartMedia, Inc., Exp. 5/1/39(2)	3,627	$30,322

		$30,322

Total Warrants (identified cost $60,109)		$30,322

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(16)	960,833	$960,737

Total Short-Term Investments (identified cost $960,750)		$960,737

Total Investments — 98.0% (identified cost $245,935,768)		$271,151,246

Less Unfunded Loan Commitments — (0.0)%(1)		$(11,757)

Net Investments — 98.0%
(identified cost $245,924,011)		$271,139,489

Other Assets, Less Liabilities — 2.0%		$5,393,786

Net Assets — 100.0%		$276,533,275

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $53,828,508 or 19.5% of the Portfolio’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $24,632,806 or 8.9% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(12)	Issuer is in default with respect to interest and/or principal payments.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(14)

Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. The stated interest rate represents the commitment fee in effect at July 31, 2020. At July 31, 2020, the total value of unfunded loan commitments is $11,022.

(15)	Fixed-rate loan.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.9%	$151,487,159
United Kingdom	7.9	21,513,440
Japan	4.6	12,513,676
Germany	4.6	12,367,812
France	4.3	11,568,635
Switzerland	4.1	11,035,404
Spain	2.8	7,754,445
Canada	2.5	6,782,217
Netherlands	1.8	4,789,885
Luxembourg	1.7	4,565,487
Italy	1.4	3,863,400
Sweden	1.3	3,475,858
Finland	1.3	3,419,663
Denmark	0.9	2,450,960
Australia	0.9	2,358,669
Ireland	0.9	2,434,347
Taiwan	0.7	1,802,084
Hong Kong	0.5	1,462,259
China	0.4	1,238,608
United Arab Emirates	0.4	1,226,572
Greece	0.4	1,018,871
India	0.2	668,628
Mexico	0.1	354,900
Brazil	0.0 (1)	2,586
Exchange-Traded Funds	0.4	995,681

Total Investments	100.0%	$271,151,246

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	494,355	USD	582,642	Citibank, N.A.	8/5/20	$—	$(304)
USD	214,945	EUR	195,170	State Street Bank and Trust Company	8/31/20	—	(15,086)
USD	7,298,496	EUR	6,488,573	Goldman Sachs International	9/30/20	—	(354,018)
USD	7,248,439	EUR	6,443,750	State Street Bank and Trust Company	9/30/20	—	(351,211)

						$—	$(720,619)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	74	Long	9/18/20	$12,074,950	$891,333
STOXX Europe 600 Banks Index	(426)	Short	9/18/20	(8,939,691)	(158,925)
STOXX Europe 600 Index	(195)	Short	9/18/20	(2,775,929)	26,840

					$759,248

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $960,737, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,345,311	$124,250,495	$(124,632,448)	$(2,607)	$(14)	$960,737	$19,667	960,833

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$10,131,929	$4,367,671	$—	$14,499,600
Consumer Discretionary	9,925,742	9,592,753	—	19,518,495
Consumer Staples	2,680,111	9,795,135	—	12,475,246
Energy	3,785,105	—	—	3,785,105
Financials	10,139,411	10,172,115	—	20,311,526
Health Care	9,984,004	10,547,364	—	20,531,368
Industrials	4,107,108	13,445,744	3,420	17,556,272
Information Technology	18,790,884	11,337,988	—	30,128,872
Materials	—	5,744,967	—	5,744,967
Real Estate	2,034,584	—	—	2,034,584
Utilities	2,272,971	6,808,725	—	9,081,696

Total Common Stocks	$73,851,849	$81,812,462 **	$3,420	$155,667,731

Preferred Stocks
Consumer Staples	$—	$462,715	$—	$462,715
Energy	526,386	—	—	526,386
Financials	486,270	118,190	—	604,460
Industrials	108,480	—	—	108,480
Real Estate	562,305	—	—	562,305
Utilities	580,272	85,320	—	665,592

Total Preferred Stocks	$2,263,713	$666,225	$—	$2,929,938

Corporate Bonds & Notes	$—	$106,849,476	$—	$106,849,476
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,386,510	—	3,386,510
Convertible Bonds	—	198,494	—	198,494
Exchange-Traded Funds	995,681	—	—	995,681
Convertible Preferred Stocks	120,600	—	—	120,600
Warrants	30,322	—	—	30,322
Short-Term Investments	—	960,737	—	960,737

Total Investments	$77,262,165	$193,873,904	$3,420	$271,139,489

Futures Contracts	$918,173	$—	$—	$918,173

Total	$78,180,338	$193,873,904	$3,420	$272,057,662

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(720,619)	$—	$(720,619)
Futures Contracts	(158,925)	—	—	(158,925)

Total	$(158,925)	$(720,619)	$—	$(879,544)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.